PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following (amounts in millions):

	September 30,	December 31,
	2020	2019
Rental fleet	$396.8	$285.1
Equipment and leasehold improvements:
Machinery and equipment	5.1	3.4
Autos and trucks	6.1	4.6
Leasehold improvements	8.6	7.0
Office equipment	3.0	2.3
Computer equipment	9.2	6.2

Total Cost	$428.8	$308.6

Less: accumulated depreciation and amortization
Rental fleet	(120.3)	(100.0)
Equipment and leasehold improvements and computer equipment	(14.8)	(12.1)

Total accumulated depreciation and amortization	(135.1)	(112.1)

	$293.7	$196.5